SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT, NET (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 CNY (¥)
Property, Plant, and Equipment [Line Items]
Total	$ 95,638	¥ 659,714	¥ 570,605
Less: accumulated depreciation	(72,239)	(498,310)	(487,480)
Property, plant and equipment, net	23,399	161,404	83,125
Motor vehicles [Member]
Property, Plant, and Equipment [Line Items]
Total	66,076	455,795	455,795
Electronic devices, furniture and office equipment [Member]
Property, Plant, and Equipment [Line Items]
Total	1,711	11,800	11,800
Software, Internally Developed [Member]
Property, Plant, and Equipment [Line Items]
Total	$ 27,851	¥ 192,119	¥ 103,010